Equity Instruments - Luoxis Stock Option Activity (Detail) - Luoxis Diagnostics [Member] - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Number of Options
Number of Options, Beginning Balance	430,077	396,994
Number of Options, Granted	195,189	33,083
Number of Options, Exercised	0	0
Number of Options, Forfeited/Cancelled	625,266
Number of Options, Ending Balance		430,077	396,994
Number of Options, Exercisable	0
Number of Options, Available for grant	0
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 4.53	$ 4.53
Weighted Average Exercise Price, Granted	7.25	4.53
Weighted Average Exercise Price, Exercised	0	0
Weighted Average Exercise Price, Forfeited/Cancelled	5.40
Weighted Average Exercise Price, Ending Balance		$ 4.53	$ 4.53
Weighted average exercise price, Exercisable	$ 0
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding		9 years 4 days	9 years 11 months 16 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning Balance	$ 1,374,000	$ 1,272,000
Aggregate Intrinsic Value, Ending Balance		$ 1,374,000	$ 1,272,000